Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities
Net (loss) income	$ (4,724,773)	$ 376,211
Net (loss) income from discontinued operations	0	974,486
Net loss from continuing operations	(4,724,773)	(598,275)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Allowance for accounts receivable	4,510	(53,507)
Allowance for inventory	0	3,645
Allowance for prepaid expenses and other current assets	(16,631)	78,061
Depreciation of property and equipment	1,776	6,491
Amortization of intangible assets	30,967	32,064
Non-cash lease expenses	29,371	0
Share-based compensation	1,256,504	0
Changes in operating assets and liabilities:
Accounts receivable, net	(47,612)	326,605
Advance to suppliers	3,140,123	0
Inventories net	18,910	0
Prepaid expenses and other current assets	29,328	(99,391)
Accounts payable	(126,919)	(416,048)
Contract liabilities	(186,045)	(886,852)
Taxes payable	(221,359)	66,186
Lease liabilities	(28,128)	2,197
Accrued expenses and other current liabilities	(442,768)	(186,021)
Net cash provided by (used in) operating activities from continuing operations	(1,282,746)	(1,724,845)
Net cash used in operating activities from discontinued operations	0	(3,364,997)
Net cash (used in) provided by operating activities	(1,282,746)	(5,089,842)
Cash flows from investing activities
Other receivable	40,000,000	0
Net cash used in investing activities from continuing operations	40,000,000	0
Net cash used in investing activities from discontinued operations	0	(64,586)
Net cash used in investing activities	40,000,000	(64,586)
Cash flows from financing activities
Repayment of advances from a related party	(198,470)	(5,563)
Proceeds from loans from third parties	519,160	1,252,108
Repayment of loans from third parties	(553,808)	0
Proceeds from short-term bank loans	412,736	0
Net proceeds from issuance of ordinary shares	24,890,000	0
Net cash provided by financing activities from continuing operations	25,069,618	1,246,545
Net cash provided by financing activities from discontinued operations	0	2,459,821
Net cash provided by financing activities	25,069,618	3,706,366
Effect of changes of foreign exchange rates on cash	22,356	(34,351)
Net increase (decrease) in cash	63,809,228	(1,482,413)
Cash, beginning of year	20,337,847	13,650,071
Cash, end of year	84,147,075	12,167,658
Reconciliation of cash, beginning of year
Cash from continuing operations	20,337,847	12,121,824
Cash from discontinued operations	0	1,528,247
Cash, beginning of year	20,337,847	13,650,071
Reconciliation of cash, end of year
Cash from continuing operations	84,147,075	11,646,021
Cash from discontinued operations	0	521,637
Cash, end of year	84,147,075	12,167,658
Supplemental disclosure of cash flow information:
Cash paid for interest expense	0	0
Cash paid for income tax	$ 0	$ 2,324